Other Current Assets (Narrative) (Details) - Favorable Contracts	12 Months Ended
Dec. 31, 2015
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years